Supplementary Financial Statement Information - Schedule of Financial Income (Expenses) ,Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Income (Expenses) ,Net [Abstract]
Exchange rate differences	$ (371)	$ (79)	$ (285)
Bank and other fees	(15)	(17)	(10)
Interest on bank deposits	380	738	788
Financial income (expenses), net	$ (6)	$ 642	$ 493